Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 17,367,577	$ 6,590,324	$ 5,432,234
Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 6,495,983	$ 4,091,756	$ 6,231,470